Commodity Derivative Instruments And Derivative Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commodity Derivative Instruments And Derivative Activities [Abstract]
Commodity Derivative Instruments And Derivative Activities

5.            Commodity Derivative Instruments and Derivative Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts. Our derivative contracts are with multiple counterparties to minimize our exposure to any individual counterparty.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction. For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction. The Company is not required to make any payment in connection with the settlement of a floor contract.

All of the Company’s commodity derivative transactions are settled based on reported settlement prices on the New York Mercantile Exchange (“NYMEX”). The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options. The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model.  See Note 2, Basis of Presentation and Significant Accounting Policies, for additional information on the Company’s derivative activities.

The table below summarizes the amount of derivative instrument gains and losses reported in the condensed consolidated statements of operations as Realized and unrealized gains (losses) on derivatives, net, for the periods indicated.  These derivative instruments are not designated as hedging instruments for accounting purposes.

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Commodity derivatives:
Realized (losses) gains	$(1,492)	$3,354	$488	$30,405
Unrealized gains (losses)	7,218	12,548	(962)	(8,086)
Realized and unrealized gains (losses) on derivatives, net	$5,726	$15,902	$(474)	$22,319

Due to the volatility of oil and natural gas prices, the estimated fair values of the Company’s commodity derivative instruments are subject to large fluctuations from period to period.  The Company has experienced the effects of these commodity price fluctuations in both the current period and prior periods and expects that volatility in commodity prices will continue.

As of June 30, 2013, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2013, 2014 and 2015:

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - September 2013	Swap	30,667	$ 3.70
July 2013 - December 2013	Swap	153,333	$ 3.67
July 2013 - December 2013	Swap	288,583	$ 3.81
July 2013 - December 2013	Swap	114,933	$ 3.79
July 2013 - December 2013	Swap	166,119	$ 3.86
July 2013 - December 2013	Swap	29,130	$ 3.91
January 2014 - June 2014	Swap	150,833	$ 4.09
January 2014 - December 2014	Swap	152,083	$ 3.67
January 2014 - December 2014	Swap	121,083	$ 4.15
January 2014 - December 2014	Swap	79,850	$ 4.00
July 2014 - December 2014	Swap	30,667	$ 4.00
January 2015 - December 2015	Swap	167,042	$ 4.94
January 2015 - December 2015	Swap	85,433	$ 4.35

As of June 30, 2013, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2013 and 2014:

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
July 2013 - December 2013	Call - Sell	13,401	$ 125.00
July 2013 - December 2013	Swap	5,088	$ 95.72
July 2013 - December 2013	Put - Sell	21,467	$ 70.00
July 2013 - December 2013	Put - Buy	21,467	$ 70.00
July 2013 - December 2013	Call - Sell	13,401	$ 109.10
July 2013 - December 2013	Call - Buy	13,401	$ 109.10
July 2013 - December 2013	Call - Sell	13,401	$ 105.25
July 2013 - December 2013	Call - Buy	13,401	$ 125.00
July 2013 - December 2013	Swap	9,792	$ 95.35
July 2013 - December 2013	Swap	15,333	$ 85.50
January 2014 - June 2014	Swap	24,133	$ 85.40
January 2014 - September 2014	Put - Sell	21,233	$ 63.60
July 2014 - September 2014	Swap	21,467	$ 85.90

Additional information regarding the fair value of the Company’s derivatives can be referenced in Note 3, Fair Value Measurements.

6.            Commodity Derivative Instruments and Derivative Activities

In order to manage the variability in cash flows associated with the sale of its oil and gas production, the Company has developed a strategy to combine the use of floors, costless collars and futures transactions in order to minimize the downside risk from adverse price movements but allow for the realization of upside profits, if available. The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of those contracts. At December 31, 2012, Shell Energy North America (US), L.P., Union Bank of California N.A., BNP PARIBAS, NATIXIS and Regions Bank are the derivatives counterparties being used by the Company.

With respect to any collar transaction, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction, and the Company is required to make payment to the counterparty if the settlement price for any settlement period is above the ceiling price of such transaction. For any particular floor contract, the counterparty is required to make a payment to the Company if the settlement price for any settlement period is below the floor price for such transaction. The Company is not required to make any payment in connection with the settlement of a floor contract.

All of the Company’s commodity derivative transactions are settled based on reported settlement prices on the NYMEX. The estimated fair value of these transactions is based on various factors that include closing exchange prices on the NYMEX, over-the-counter quotations, volatility and the time value of options. The calculation of the fair value of collars and floors utilizes the Black-Scholes option-pricing model. Since these transactions were not designated as cash flow hedges for accounting purposes, the Company marks its derivative instruments to fair value and records the unrealized changes in fair value in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations. All realized cash settlements of derivative activities are also recorded in Realized and unrealized gains on derivatives, net in the accompanying consolidated statements of operations.

At December 31, 2012, $1.5 million represented the fair value of the commodity derivatives.  This $1.5 million was made up of approximately $3.7 million in assets, which were recorded in both current and long term assets and $2.2 million in liabilities recorded in current and long-term liabilities.  At December 31, 2011, $11.6 million represented the fair value of the commodity derivatives. This $11.6 million was made up of approximately $15.9 million in assets, which were recorded in both current and long term assets and approximately $4.3 million in liabilities recorded in long-term liabilities.

The table below summarizes the amount of derivative instrument gains and losses reported in the consolidated statements of operations as Realized and unrealized gains on derivative instruments, net, for the periods indicated.  These derivative instruments are not designated as hedging instruments for accounting purposes.

	2012	2011	2010
Commodity derivatives:	(As Restated)	(As Restated)	(As Restated)
Realized gains	$30,846	$8,835	$41,087
Unrealized gains (losses)	(10,077)	4,815	(23,670)
Realized and unrealized gains on derivatives, net	$20,769	$13,650	$17,417

Due to the volatility of oil and natural gas prices, the estimated fair values of the Company’s commodity derivative instruments are subject to large fluctuations from period to period.  The Company has experienced the effects of these commodity price fluctuations in both the current period and prior periods and expects that volatility in commodity prices will continue.

As of December 31, 2012, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast natural gas production for 2013, 2014, and 2015:

		Volume in	NYMEX
	Contract	MMBtus/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - September 2013	Swap	90,556	$3.70
January 2013 - December 2013	Swap	152,083	$3.67
January 2013 - December 2013	Swap	302,625	$3.81
January 2013 - December 2013	Swap	122,325	$3.79
January 2013 - December 2013	Swap	228,519	$3.86
January 2014 - June 2014	Swap	150,833	$4.09
January 2014 - December 2014	Swap	152,083	$3.67
January 2014 - December 2014	Swap	121,083	$4.15
January 2014 - December 2014	Swap	79,850	$4.00
July 2014 - December 2014	Swap	30,667	$4.00
January 2015 - December 2015	Swap	167,042	$4.94
January 2015 - December 2015	Swap	85,433	$4.35

As of December 31, 2012, the Company held the commodity derivative instruments shown below related to the forecasted sale of its U.S. Gulf Coast oil production for 2013 and 2014:

		Volume in	NYMEX
	Contract	BBls/	Strike
Remaining Contract Term	Type	Month	Price
January 2013 - June 2013	Swap	21,117	$84.70
January 2013 - December 2013	Call - Sell	13,292	$125.00
January 2013 - December 2013	Call - Buy	13,292	$125.00
January 2013 - December 2013	Put - Sell	21,292	$70.00
January 2013 - December 2013	Put -Buy	13,292	$70.00
January 2013 - December 2013	Call - Sell	13,292	$109.10
January 2013 - December 2013	Swap	8,833	$95.72
January 2013 - December 2013	Swap	11,436	$95.35
July 2013 - December 2013	Swap	15,333	$85.50
January 2014 - June 2014	Swap	24,133	$85.40
January 2014 - September 2014	Call - Sell	21,233	$95.00
January 2014 - September 2014 (1)	Call - Buy	21,233	$85.50
January 2014 - September 2014 (1)	Put - Sell	21,233	$63.60
July 2014 - September 2014	Swap	21,467	$85.90

__________

(1)    During February 2013, the Company monetized the oil options indicated above and received approximately $1.1 million.

Additional information regarding derivatives can be referenced in Note 3, Fair Value Measurements.